Business Combination - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended		0 Months Ended				12 Months Ended			0 Months Ended			12 Months Ended		0 Months Ended
	Oct. 01, 2013	Mar. 31, 2014 Customer relationships	Mar. 31, 2014 Unpatented Technology	Mar. 31, 2014 Software	Mar. 31, 2014 Kyocera Circuit Solutions, Inc. (KCS)	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS)	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS) Technology	Oct. 01, 2013 Kyocera Circuit Solutions, Inc. (KCS) Customer relationships	Jun. 05, 2012 AKI GmbH [Member]	Mar. 31, 2013 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc.	Nov. 05, 2012 MOTEX Inc. Customer relationships	Nov. 05, 2012 MOTEX Inc. Trademark	Nov. 05, 2012 MOTEX Inc. Software	Feb. 06, 2013 Nichicon Tantalum	Mar. 31, 2014 Nichicon Tantalum	Mar. 31, 2012 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Unpatented Technology	Jul. 11, 2011 Unimerco Group A/S Trademark	Mar. 31, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Technology	Feb. 01, 2012 Optrex Corporation Customer relationships	Oct. 01, 2011 Copicom Inc
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired						100.00%			100.00%		100.00%							100.00%					100.00%			100.00%
Acquisition related costs					¥ 113					¥ 101							¥ 160					¥ 159
Weighted average amortization period		13 years	8 years	3 years			10 years	13 years				10 years	10 years	5 years					20 years	20 years	10 years			10 years	10 years
Purchase price net of cash, before additional payment to settle working capital adjustment															7,455
Additional payment to settle working capital adjustment provisions																158
Short-term borrowings																							10,058
Current portion of long-term debt																							¥ 5,345
Common stock, stock split ratio	2